Advances from Related Parties, Unrelated Parties and Accredited Investors	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Notes To Financial Statements [Abstract]
Advances from Related Parties, Unrelated Parties and Accredited Investors

The Company has received cash advances to help fund the Company’s operations. On January 10, 2018, the outstanding balance of the $310,000 of advances payable was converted into two 10% Convertible Promissory Notes (see Note 8). As of September 30, 2018, the Company had balances of $144,000 due to a related party.  The advances are non-interest bearing ad have no stated terms.  Imputed interest is de minimis to the financial statements.

As of December 31, 2017, A. Michael Stolarski and Kevin A. Richardson II, both members of the Company’s board of directors and existing shareholders of the Company, had subscribed $130,000 and $140,000, respectively, to the Company as advances from related parties to be used to purchase 10% Convertible Promissory Notes. The convertible promissory notes for this balance were issued on January 10, 2018 (see Note 8).

The Company has received cash advances from related parties and accredited investors to help fund the Company’s operations. These advances are a part of an agreement that the Company is offering to issue convertible promissory notes. As of December 31, 2017, the Company had received $310,000 from related parties and accredited investors. A. Michael Stolarski and Kevin A. Richardson II, both members of the Company’s board of directors and existing shareholders of the Company, had subscribed $130,000 and $140,000, respectively, to the Company as advances from related parties to be used to purchase 10% Convertible Promissory Notes. The convertible promissory notes for this balance were issued on January 10, 2018 (see Note 18).